TAXATION (Schedule of Income Tax Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Current tax expense	$ 27,685	$ 26,456	$ 54,270
Deferred tax expense (benefit)	(2,250)	(32,361)	27,339
IncomeTaxExpenseBenefit	$ 24,984	$ (5,905)	$ 81,609